STATEMENT OF OPERATIONS	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operational costs	$ 438,756
Loss from operations	(438,756)
Other income:
Interest earned on marketable securities held in Trust Account	5,892
Transaction costs associated with initial public offering	(107,519)
Change in fair value of warrant liability	(1,573,554)
Unrealized loss on marketable securities held in Trust Account	(8,391)
Other loss, net	(1,683,572)
Net loss	(2,122,328)
Class A ordinary shares subject to possible
Other income:
Interest earned on marketable securities held in Trust Account	5,243
Unrealized loss on marketable securities held in Trust Account	$ (7,466)
Basic and diluted weighted average shares outstanding | shares	8,181,335
Basic and diluted net loss per share | $ / shares	$ 0.00
Non-redeemable ordinary shares
Other income:
Net loss	$ (2,122,328)
Basic and diluted weighted average shares outstanding | shares	2,461,095
Basic and diluted net loss per share | $ / shares	$ (0.86)